American Century Capital Portfolios, Inc. Summary Prospectus and Prospectus Supplement AC Alternatives® Income Fund
Supplement dated May 2, 2017 ■ Summary Prospectus and Prospectus dated April 10, 2017
Effective March 31, 2017, Arrowpoint Asset Management, LLC changed its name to ArrowMark Colorado Holdings LLC. Accordingly, all references in the summary prospectus and prospectus to "Arrowpoint Asset Management, LLC" or "Arrowpoint" are hereby replaced with "ArrowMark Colorado Holdings LLC" and "ArrowMark", respectively.
The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 3 of the summary prospectus and page 4 of the prospectus.

Investment Strategy	Underlying Subadvisor
Opportunistic Corporate Credit	ArrowMark Colorado Holdings LLC
Structured Credit	Good Hill Partners LP
Corporate Credit	Bain Capital Credit, LP
Real Estate	Timbercreek Asset Management (U.S.) LLC
Overlay and Trading Strategies	PWP
Timbercreek Asset Management (U.S.) LLC is added to the Underlying Subadvisors (Security Selection) section on page 8 of the summary prospectus and page 9 of the prospectus.
The following replaces the investment strategy and underlying subadvisor table in the Objectives, Strategies and Risks section on page 11 of the prospectus.

Investment Strategy	Underlying Subadvisor
Opportunistic Corporate Credit	ArrowMark Colorado Holdings LLC
Structured Credit	Good Hill Partners LP
Corporate Credit	Bain Capital Credit, LP
Real Estate	Timbercreek Asset Management (U.S.) LLC
Overlay and Trading Strategies	PWP
The following is inserted as the last paragraph of the Subadvisors section on page 18 of the prospectus.
Timbercreek Asset Management (U.S.) LLC (Timbercreek) is located at 205 East 42nd Street, Floor 17, New York, NY 10017. Timbercreek was founded in 1999 and is an active investor, owner and manager of global real estate and related assets. Timbercreek is focused on delivering sustainable and growing returns to investors and employs a value-oriented investment philosophy combined with an active, hands-on asset management platform to identify opportunities that will generate predictable and sustainable long-term cash flow. Timbercreek employs more than 500 individuals with a head office in Toronto and 18 offices spread across Canada, the United States, Europe and Hong Kong. Timbercreek currently manages approximately $6.0 billion in total assets.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-92211 1705